CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues (including transactions with a related party of RMB 1,326, RMB 2,157 and RMB 1,224 (US$177) for the years ended December 31, 2020, 2021 and 2022, respectively)
Total revenues	¥ 985,517	$ 142,887	¥ 944,722	¥ 531,915
Cost of revenues (including transactions with related parties of RMB 87, RMB 1,524 and RMB 4,708 (US$683) for the years ended December 31, 2020, 2021 and 2022, respectively)
Total cost of revenues	(294,343)	(42,676)	(284,098)	(166,472)
Gross profit	691,174	100,211	660,624	365,443
Operating expenses
Research and development expenses (including transactions with related parties of RMB 509, RMB 22,416 and RMB 18,293 (US$2,652) for the years ended December 31, 2020, 2021 and 2022, respectively)	(313,481)	(45,450)	(415,334)	(199,510)
Sales and marketing expenses (including transactions with a related party of nil, RMB 3,797 and RMB 4,549 (US$660) for the years ended December 31, 2020, 2021 and 2022, respectively)	(156,916)	(22,751)	(202,093)	(95,717)
General and administrative expenses (including transactions with a related party of RMB 1,328, RMB 3,164 and RMB 3,455 (US$501) for the years ended December 31, 2020, 2021 and 2022, respectively)	(109,195)	(15,832)	(97,445)	(114,667)
Total operating expenses	(579,592)	(84,033)	(714,872)	(409,894)
Operating income (loss)	111,582	16,178	(54,248)	(44,451)
Other income, net	21,190	3,072	17,052	7,441
Income (loss) before income taxes	132,772	19,250	(37,196)	(37,010)
Income tax benefits (expenses)	(22,953)	(3,328)	145	(466)
Net income (loss)	109,819	15,922	(37,051)	(37,476)
Accretion to redemption value of contingently redeemable ordinary shares | ¥				(10,792)
Net income (loss) attributable to ordinary shareholders	109,819	15,922	(37,051)	(48,268)
Net income (loss)	109,819	15,922	(37,051)	(37,476)
Other comprehensive income (loss)
Foreign currency translation adjustment	45,174	6,550	(12,816)	(21,861)
Total other comprehensive income (loss)	45,174	6,550	(12,816)	(21,861)
Total comprehensive income (loss)	154,993	22,472	(49,867)	(59,337)
Accretion to redemption value of contingently redeemable ordinary shares | ¥				(10,792)
Comprehensive income (loss) attributable to ordinary shareholders	¥ 154,993	$ 22,472	¥ (49,867)	¥ (70,129)
Income (loss) per ordinary share:
Basic | (per share)	¥ 0.41	$ 0.06	¥ (0.14)	¥ (0.21)
Diluted | (per share)	¥ 0.41	$ 0.06	¥ (0.14)	¥ (0.21)
Weighted average number of ordinary shares:
Weighted average number of shares outstanding, basic | shares	266,535,220	266,535,220	266,631,802	226,339,320
Weighted average number of shares outstanding, diluted | shares	270,204,542	270,204,542	266,631,802	226,339,320
American Depositary Shares
Income (loss) per ordinary share:
Basic | (per share)	¥ 2.06	$ 0.30	¥ (0.69)	¥ (1.07)
Diluted | (per share)	¥ 2.03	$ 0.29	¥ (0.69)	¥ (1.07)